Business Segment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 349,822		$ 87,884	$ 105,087
Cost of Sales	321,839		35,869
Loss on sales		30,661		320,023
Import & Custom Clearance Service [Member]
Segment Reporting Information [Line Items]
Revenues	26,704		51,871	105,087
Cost of Sales
Trading [Member]
Segment Reporting Information [Line Items]
Revenues	323,118		36,014
Cost of Sales	$ 321,839		$ 35,869